United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas April 27,1010
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      244      200 SH       Sole                      200
3M Company                     COM              88579y101     1358    16244 SH       Sole                    16244
AT&T Inc.                      COM              00206r102      372    14413 SH       Sole                    14413
American Express Co            COM              025816109     1312    31800 SH       Sole                    31800
Amgen Inc                      COM              031162100     1075    17965 SH       Sole                    17965
Anadarko Pete Corp             COM              032511107      408     5600 SH       Sole                     5600
BJ Services                    COM              055482103     1369    63950 SH       Sole                    63950
BP Amoco PLC ADR               COM              055622104      379     6634 SH       Sole                     6634
Bristol Myers Squibb           COM              110122108      292    10925 SH       Sole                    10925
CSX Corp                       COM              126408103      307     6030 SH       Sole                     6030
CVS/Caremark Corp              COM              126650100     1260    34466 SH       Sole                    34466
Cisco Systems Inc              COM              17275r102     1993    76566 SH       Sole                    76566
Citigroup Inc.                 COM              172967101      211    52149 SH       Sole                    52149
Coca Cola Co                   COM              191216100      858    15600 SH       Sole                    15600
Corning Inc                    COM              219350105     1820    90041 SH       Sole                    90041
EMC Corp.                      COM              268648102     1484    82268 SH       Sole                    82268
Expeditors Intl Wash           COM              302130109     1396    37800 SH       Sole                    37800
Exxon Mobil Corp               COM              302290101     1370    20447 SH       Sole                    20447
Fluor Corp                     COM              343412102     1009    21700 SH       Sole                    21700
General Electric Co.           COM              369604103     1615    88727 SH       Sole                    88727
International Business Machine COM              459200101     2703    21075 SH       Sole                    21075
L3 Communications              COM              502424104     1364    14885 SH       Sole                    14885
Lowes Cos Inc                  COM              548661107     1394    57524 SH       Sole                    57524
Medtronic Inc                  COM              585055106     1123    24950 SH       Sole                    24950
Microsoft Corp                 COM              594918104     1577    53847 SH       Sole                    53847
Monsanto Co                    COM              61166w101     1181    16542 SH       Sole                    16542
Oceaneering Intl               COM              675232102      254     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     1821    70844 SH       Sole                    70844
Pepsico Inc                    COM              713448108     1299    19633 SH       Sole                    19633
Pfizer Inc                     COM              717081103      857    49959 SH       Sole                    49959
Pitney Bowes Inc               COM              724479100      407    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1254    19765 SH       Sole                    19765
Scotts Companies               COM              810186106     1452    31325 SH       Sole                    31325
Southwestern Energy            COM              845467109     1159    28455 SH       Sole                    28455
Stryker Corp                   COM              863667101     1196    20900 SH       Sole                    20900
Tellabs Inc                    COM              879664100      156    20650 SH       Sole                    20650
Transocean Sedco Forex         COM              8817h1009      951    11008 SH       Sole                    11008
United Parcel Service          COM              911312106     1048    16275 SH       Sole                    16275
United Technologies            COM              913017109     2412    32774 SH       Sole                    32774
Wal Mart Stores Inc            COM              931142103     3565    64122 SH       Sole                    64122
Windstream Corp                COM              9738w1041      171    15714 SH       Sole                    15714
Zimmer Holdings, Inc.          COM              98956p102     1158    19560 SH       Sole                    19560
Vanguard Emerging Mkts         IDX              922042858     2938    69705 SH       Sole                    69705
Vanguard Growth ETF            IDX              922908736      214     3850 SH       Sole                     3850
iShares Russell 2000 Growth In IDX              464287648      868    11850 SH       Sole                    11850
iShares Russell 2000 Index Fun IDX              464287655      719    10610 SH       Sole                    10610
iShares Russell Midcap         IDX              464287499      440     4925 SH       Sole                     4925
iShares S & P 500              IDX              464287200      416     3545 SH       Sole                     3545
iShares S&P 500 Growth         IDX              464287309     1549    25850 SH       Sole                    25850
ishares MSCI EAFE Index        IDX              464287465      362     6475 SH       Sole                     6475
ishares Russell 1000 Growth In IDX              464287614     5438   104685 SH       Sole                   104685
ishares Russell Mid Cap Growth IDX              464287481     1251    25785 SH       Sole                    25785
ishares S&P 1500               IDX              464287150      289     5475 SH       Sole                     5475

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 53

Form 13F Information Tablle Value Total: $63,119

List of Other Included Managers:
No.		13F File Number		Name

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